Goodwill and Other Intangible Assets - Summary of Estimated Future Amortization Expense from Continuing Operations(Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
2013	$ 310
2014	283
2015	250
2016	175
2017	146
Thereafter	1,312
Total estimated future amortization expenses	$ 2,476